Portfolio of investments—February 28, 2023 (unaudited)

	Shares	Value
Common stocks: 98.21%
Communication services: 7.01%
Diversified telecommunication services: 0.83%
AT&T Incorporated	39,544	$ 747,777
Verizon Communications Incorporated	27,133	1,053,032
		1,800,809
Entertainment: 0.94%
Activision Blizzard Incorporated	8,601	655,826
Netflix Incorporated †	3,240	1,043,701
The Walt Disney Company †	3,345	333,195
		2,032,722
Interactive media & services: 4.49%
Alphabet Incorporated Class A †	35,583	3,204,605
Alphabet Incorporated Class C †	37,848	3,417,674
Meta Platforms Incorporated Class A †	15,937	2,788,019
Pinterest Incorporated Class A †	4,344	109,078
TripAdvisor Incorporated	9,764	210,609
		9,729,985
Media: 0.75%
Comcast Corporation Class A	27,902	1,037,117
Fox Corporation Class A	7,189	251,759
Interpublic Group of Companies Incorporated	9,244	328,532
		1,617,408
Consumer discretionary: 9.92%
Automobiles: 1.92%
Ford Motor Company	68,117	822,172
General Motors Company	4,687	181,574
Tesla Motors Incorporated †	15,384	3,164,643
		4,168,389
Diversified consumer services: 0.30%
Service Corporation International	9,468	639,374
Hotels, restaurants & leisure: 1.84%
Airbnb Incorporated Class A †	3,935	485,107
Boyd Gaming Corporation	8,186	533,154
Chipotle Mexican Grill Incorporated †	132	196,823
Darden Restaurants Incorporated	6,609	945,021
McDonald's Corporation	4,918	1,297,909
Starbucks Corporation	5,231	534,033
		3,992,047
Household durables: 0.58%
D.R. Horton Incorporated	3,423	316,559
Lennar Corporation Class A	3,308	320,016
PulteGroup Incorporated	11,287	617,060
		1,253,635
See accompanying notes to portfolio of investments

Allspring Disciplined Large Cap Portfolio  |  1

Portfolio of investments—February 28, 2023 (unaudited)

	Shares	Value
Internet & direct marketing retail: 1.92%
Amazon.com Incorporated †	44,087	$ 4,154,318
Multiline retail: 0.21%
Target Corporation	2,705	455,793
Specialty retail: 2.46%
AutoNation Incorporated †	2,315	316,021
AutoZone Incorporated †	278	691,258
Best Buy Company Incorporated	4,309	358,121
Dick's Sporting Goods Incorporated	1,816	233,592
Lowe's Companies Incorporated	4,197	863,533
The Home Depot Incorporated	6,617	1,962,205
Ulta Beauty Incorporated †	1,745	905,306
		5,330,036
Textiles, apparel & luxury goods: 0.69%
lululemon athletica Incorporated †	1,913	591,500
Nike Incorporated Class B	4,684	556,412
Tapestry Incorporated	4,050	176,216
Under Armour Incorporated Class A †	15,939	158,274
		1,482,402
Consumer staples: 5.79%
Beverages: 0.66%
Monster Beverage Corporation †	3,058	311,182
PepsiCo Incorporated	2,901	503,411
The Coca-Cola Company	10,151	604,086
		1,418,679
Food & staples retailing: 2.45%
Costco Wholesale Corporation	4,101	1,985,622
Performance Food Group Company †	16,154	914,155
The Kroger Company	21,811	940,927
Walmart Incorporated	10,294	1,463,086
		5,303,790
Food products: 1.14%
Archer Daniels Midland Company	13,533	1,077,227
Bunge Limited	3,917	374,074
The Hershey Company	954	227,357
Tyson Foods Incorporated Class A	13,394	793,461
		2,472,119
Household products: 0.69%
The Procter & Gamble Company	10,895	1,498,716
Tobacco: 0.85%
Altria Group Incorporated	14,879	690,832
Philip Morris International Incorporated	11,930	1,160,789
		1,851,621
Energy: 4.64%
Energy equipment & services: 0.18%
Halliburton Company	10,744	389,255
See accompanying notes to portfolio of investments

2  |  Allspring Disciplined Large Cap Portfolio

Portfolio of investments—February 28, 2023 (unaudited)

	Shares	Value
Oil, gas & consumable fuels: 4.46%
Chevron Corporation	16,154	$ 2,597,079
ConocoPhillips	9,428	974,384
EOG Resources Incorporated	4,674	528,255
EQT Corporation	7,397	245,432
Exxon Mobil Corporation	32,989	3,625,821
Marathon Petroleum Corporation	5,032	621,955
Phillips 66	2,793	286,450
Valero Energy Corporation	5,911	778,656
		9,658,032
Financials: 11.65%
Banks: 3.69%
Bank of America Corporation	39,288	1,347,578
Bank OZK	12,642	581,911
Citigroup Incorporated	11,666	591,350
Citizens Financial Group Incorporated	10,331	431,423
JPMorgan Chase & Company	19,579	2,806,650
Popular Incorporated	7,495	535,143
Regions Financial Corporation	15,925	371,371
Signature Bank	2,095	241,030
US Bancorp	22,575	1,077,505
		7,983,961
Capital markets: 2.41%
Bank of New York Mellon Corporation	16,583	843,743
CME Group Incorporated	1,942	359,969
Interactive Brokers Group Incorporated Class A	8,381	721,688
Jefferies Financial Group Incorporated	18,912	714,684
Northern Trust Corporation	6,593	628,115
State Street Corporation	3,791	336,186
The Carlyle Group Incorporated	7,263	249,847
The Charles Schwab Corporation	3,158	246,071
The Goldman Sachs Group Incorporated	3,207	1,127,742
		5,228,045
Consumer finance: 0.77%
Capital One Financial Corporation	8,644	942,888
Discover Financial Services	2,139	239,568
Synchrony Financial	13,854	494,726
		1,677,182
Diversified financial services: 1.88%
Apollo Global Management Incorporated	9,064	642,638
Berkshire Hathaway Incorporated Class B †	11,241	3,430,528
		4,073,166
Insurance: 2.66%
Arch Capital Group Limited †	10,001	700,070
Axis Capital Holdings Limited	8,977	545,083
Everest Reinsurance Group Limited	2,224	853,949
MetLife Incorporated	17,825	1,278,587
Prudential Financial Incorporated	4,058	405,800
Reinsurance Group of America Incorporated	2,238	323,324
See accompanying notes to portfolio of investments

Allspring Disciplined Large Cap Portfolio  |  3

Portfolio of investments—February 28, 2023 (unaudited)

	Shares	Value
Insurance (continued)
The Hartford Financial Services Group Incorporated	11,219	$ 878,223
W.R. Berkley Corporation	11,560	765,156
		5,750,192
Thrifts & mortgage finance: 0.24%
MGIC Investment Corporation	38,186	525,439
Health care: 13.91%
Biotechnology: 2.69%
AbbVie Incorporated	8,630	1,328,157
Biogen Incorporated †	1,829	493,574
Exelixis Incorporated †	62,108	1,060,805
Moderna Incorporated †	3,893	540,387
United Therapeutics Corporation †	4,180	1,028,447
Vertex Pharmaceuticals Incorporated †	4,725	1,371,620
		5,822,990
Health care equipment & supplies: 2.15%
Abbott Laboratories	12,655	1,287,267
Align Technology Incorporated †	548	169,606
Edwards Lifesciences Corporation †	9,655	776,648
Hologic Incorporated †	13,207	1,051,805
Intuitive Surgical Incorporated †	5,303	1,216,455
Medtronic plc	1,983	164,192
		4,665,973
Health care providers & services: 3.72%
AmerisourceBergen Corporation	7,358	1,144,610
Centene Corporation †	10,395	711,018
CVS Health Corporation	16,072	1,342,655
Elevance Health Incorporated	1,301	611,041
McKesson Corporation	3,636	1,271,909
Molina Healthcare Incorporated †	3,204	882,157
UnitedHealth Group Incorporated	4,409	2,098,419
		8,061,809
Health care technology: 0.27%
Veeva Systems Incorporated Class A †	3,583	593,560
Life sciences tools & services: 1.14%
Danaher Corporation	5,218	1,291,612
Thermo Fisher Scientific Incorporated	2,172	1,176,703
		2,468,315
Pharmaceuticals: 3.94%
Bristol-Myers Squibb Company	20,877	1,439,678
Eli Lilly & Company	1,967	612,170
Johnson & Johnson	18,700	2,865,962
Merck & Company Incorporated	16,394	1,741,699
Nektar Therapeutics †	91,194	125,848
Pfizer Incorporated	42,817	1,737,086
		8,522,443
See accompanying notes to portfolio of investments

4  |  Allspring Disciplined Large Cap Portfolio

Portfolio of investments—February 28, 2023 (unaudited)

	Shares	Value
Industrials: 9.54%
Aerospace & defense: 1.05%
General Dynamics Corporation	3,121	$ 711,307
Lockheed Martin Corporation	3,308	1,568,852
		2,280,159
Air freight & logistics: 1.40%
Expeditors International of Washington Incorporated	10,718	1,120,674
FedEx Corporation	3,095	628,966
United Parcel Service Incorporated Class B	7,040	1,284,730
		3,034,370
Airlines: 0.37%
Alaska Air Group Incorporated †	10,585	506,281
Southwest Airlines Company	8,526	286,303
		792,584
Building products: 1.46%
Builders FirstSource Incorporated †	8,354	708,252
Carrier Global Corporation	16,955	763,484
Masco Corporation	15,302	802,284
Owens Corning Incorporated	9,077	887,640
		3,161,660
Commercial services & supplies: 0.66%
Copart Incorporated †	9,081	639,847
Waste Management Incorporated	5,302	794,028
		1,433,875
Electrical equipment: 0.67%
Acuity Brands Incorporated	3,703	718,234
AMETEK Incorporated	2,415	341,867
Regal Rexnord Corporation	2,475	390,159
		1,450,260
Industrial conglomerates: 0.11%
Honeywell International Incorporated	1,283	245,669
Machinery: 1.71%
AGCO Corporation	4,203	591,824
Allison Transmission Holdings Incorporated	25,524	1,212,390
Cummins Incorporated	910	221,203
Parker-Hannifin Corporation	1,880	661,478
Snap-on Incorporated	2,141	532,424
The Timken Company	5,661	483,732
		3,703,051
Road & rail: 1.08%
CSX Corporation	20,693	630,930
Ryder System Incorporated	4,125	403,879
Schneider National Incorporated Class B	32,360	908,022
Union Pacific Corporation	1,946	403,367
		2,346,198
See accompanying notes to portfolio of investments

Allspring Disciplined Large Cap Portfolio  |  5

Portfolio of investments—February 28, 2023 (unaudited)

	Shares	Value
Trading companies & distributors: 1.03%
United Rentals Incorporated	3,138	$ 1,470,247
Univar Incorporated †	5,640	195,990
W.W. Grainger Incorporated	830	554,797
		2,221,034
Information technology: 26.86%
Communications equipment: 1.44%
Arista Networks Incorporated †	5,764	799,467
Cisco Systems Incorporated	43,495	2,106,028
F5 Networks Incorporated †	1,445	206,606
		3,112,101
Electronic equipment, instruments & components: 0.51%
Jabil Circuit Incorporated	9,098	755,407
Keysight Technologies Incorporated †	2,253	360,390
		1,115,797
IT services: 4.33%
Accenture plc Class A	5,206	1,382,453
Amdocs Limited	3,756	344,087
Cognizant Technology Solutions Corporation Class A	8,744	547,637
EPAM Systems Incorporated †	1,097	337,492
FleetCor Technologies Incorporated †	2,679	575,422
MasterCard Incorporated Class A	6,469	2,298,371
PayPal Holdings Incorporated †	5,559	409,142
Snowflake Incorporated Class A	2,492	384,715
Visa Incorporated Class A	13,436	2,955,114
WEX Incorporated †	702	135,353
		9,369,786
Semiconductors & semiconductor equipment: 5.52%
Advanced Micro Devices Incorporated †	5,728	450,106
Applied Materials Incorporated	5,719	664,262
Broadcom Incorporated	3,920	2,329,617
Cirrus Logic Incorporated †	2,845	292,324
Enphase Energy Incorporated †	1,100	231,583
KLA Corporation	2,777	1,053,538
Lam Research Corporation	852	414,081
Microchip Technology Incorporated	16,486	1,335,861
Micron Technology Incorporated	2,121	122,636
Monolithic Power Systems Incorporated	645	312,367
NVIDIA Corporation	13,594	3,155,983
ON Semiconductor Corporation †	3,858	298,648
Qualcomm Incorporated	10,482	1,294,841
		11,955,847
Software: 8.98%
Adobe Incorporated †	4,329	1,402,380
Atlassian Corporation Class A †	1,413	232,198
Cadence Design Systems Incorporated †	2,933	565,893
Confluent Incorporated Class A †	10,405	253,778
Datadog Incorporated Class A †	6,030	461,416
Dropbox Incorporated Class A †	25,926	528,890
Fortinet Incorporated †	15,888	944,383
See accompanying notes to portfolio of investments

6  |  Allspring Disciplined Large Cap Portfolio

Portfolio of investments—February 28, 2023 (unaudited)

	Shares	Value
Software (continued)
Intuit Incorporated	891	$ 362,797
Microsoft Corporation	43,969	10,966,749
Oracle Corporation	3,401	297,247
Paycom Software Incorporated †	440	127,186
Salesforce.com Incorporated †	5,222	854,371
SentinelOne Incorporated Class A †	7,212	115,320
ServiceNow Incorporated †	710	306,841
Synopsys Incorporated †	2,223	808,638
The Trade Desk Incorporated Class A †	5,040	282,038
VMware Incorporated Class A †	4,705	518,162
Zoom Video Communications Incorporated †	5,746	428,594
		19,456,881
Technology hardware, storage & peripherals: 6.08%
Apple Incorporated	88,041	12,978,124
Pure Storage Incorporated Class A †	7,018	200,294
		13,178,418
Materials: 2.93%
Chemicals: 1.62%
Celanese Corporation Series A	2,963	344,389
CF Industries Holdings Incorporated	12,337	1,059,625
Dow Incorporated	5,156	294,923
LyondellBasell Industries NV Class A	8,783	843,080
Olin Corporation	3,156	182,259
Westlake Chemical Corporation	6,593	785,490
		3,509,766
Containers & packaging: 0.14%
Packaging Corporation of America	2,249	307,483
Metals & mining: 1.08%
Cleveland-Cliffs Incorporated †	17,984	383,599
Nucor Corporation	2,417	404,702
Reliance Steel & Aluminum Company	2,994	742,033
Steel Dynamics Incorporated	6,389	805,717
		2,336,051
Paper & forest products: 0.09%
Louisiana-Pacific Corporation	3,406	199,285
Real estate: 3.17%
Equity REITs: 3.17%
Alexandria Real Estate Equities Incorporated	2,583	386,882
AvalonBay Communities Incorporated	3,025	521,873
Brixmor Property Group Incorporated	10,453	236,656
CubeSmart	9,853	462,992
Equity Residential	8,540	533,921
Extra Space Storage Incorporated	6,304	1,037,954
Gaming and Leisure Properties Incorporated	8,008	431,471
Host Hotels & Resorts Incorporated	11,965	201,012
National Retail Properties Incorporated	7,074	320,594
Prologis Incorporated	9,180	1,132,812
Public Storage Incorporated	1,832	547,676
See accompanying notes to portfolio of investments

Allspring Disciplined Large Cap Portfolio  |  7

Portfolio of investments—February 28, 2023 (unaudited)

	Shares	Value
Equity REITs (continued)
SBA Communications Corporation	1,390	$ 360,497
Simon Property Group Incorporated	5,745	701,407
		6,875,747
Utilities: 2.79%
Electric utilities: 0.89%
American Electric Power Company Incorporated	6,761	594,765
Avangrid Incorporated	10,141	395,803
NextEra Energy Incorporated	5,596	397,484
The Southern Company	8,547	538,974
		1,927,026
Gas utilities: 0.76%
National Fuel Gas Company	14,196	813,147
UGI Corporation	21,955	817,385
		1,630,532
Independent power & renewable electricity producers: 0.48%
AES Corporation	24,030	593,060
Brookfield Renewable Corporation Class A	8,953	249,341
Vistra Energy Corporation	9,176	201,780
		1,044,181
Multi-utilities: 0.66%
Consolidated Edison Incorporated	1,921	171,641
DTE Energy Company	6,728	738,129
Sempra Energy	3,490	523,360
		1,433,130
Total Common stocks (Cost $153,928,164)		212,743,096

		Yield
Short-term investments: 1.42%
Investment companies: 1.42%
Allspring Government Money Market Fund Select Class ♠∞		4.39%	3,065,113	3,065,113
Total Short-term investments (Cost $3,065,113)				3,065,113
Total investments in securities (Cost $156,993,277)	99.63%			215,808,209
Other assets and liabilities, net	0.37			809,486
Total net assets	100.00%			$216,617,695

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments

8  |  Allspring Disciplined Large Cap Portfolio

Portfolio of investments—February 28, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$6,635,991	$44,513,315	$(48,084,193)	$0	$0	$3,065,113	3,065,113	$89,957
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	17	3-17-2023	$3,485,000	$3,379,175	$0	$(105,825)
See accompanying notes to portfolio of investments

Allspring Disciplined Large Cap Portfolio  |  9

Notes to portfolio of investments—February 28, 2023 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

10  |  Allspring Disciplined Large Cap Portfolio

Notes to portfolio of investments—February 28, 2023 (unaudited)

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$15,180,924	$0	$0	$15,180,924
Consumer discretionary	21,475,994	0	0	21,475,994
Consumer staples	12,544,925	0	0	12,544,925
Energy	10,047,287	0	0	10,047,287
Financials	25,237,985	0	0	25,237,985
Health care	30,135,090	0	0	30,135,090
Industrials	20,668,860	0	0	20,668,860
Information technology	58,188,830	0	0	58,188,830
Materials	6,352,585	0	0	6,352,585
Real estate	6,875,747	0	0	6,875,747
Utilities	6,034,869	0	0	6,034,869
Short-term investments
Investment companies	3,065,113	0	0	3,065,113
Total assets	$215,808,209	$0	$0	$215,808,209
Liabilities
Futures contracts	$105,825	$0	$0	$105,825
Total liabilities	$105,825	$0	$0	$105,825
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of February 28, 2023, $602,784 was segregated as cash collateral for open futures contracts.
For the nine months ended February 28, 2023, the Portfolio did not have any transfers into/out of Level 3.

Allspring Disciplined Large Cap Portfolio  |  11